Document and Entity Information (USD $)	3 Months Ended
Jan. 31, 2014
Document And Entity Information
Entity Registrant Name	Nevaeh Enterprises Ltd.
Entity Central Index Key	0001372167
Document Type	10-Q
Document Period End Date	Jan. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 1,500,000
Entity Common Stock, Shares Outstanding	5,500,000
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2014